Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Accrued Expenses

Accrued expenses consist of the following:

	December 31, 2020	December 31, 2019
Accrued payroll	$1,024,931	$771,583
Accrued interest and other	411,723	156,578
Lab rebate liabilities	300,067	-
Accrued common stock subscriptions	-	350,000
Accrued consulting	-	75,000
Total accrued expenses	$1,736,721	$1,353,161